CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Operating and formation costs					$ 1,586,799	$ 275,269
Loss from operations				$ (172,820)	(1,586,799)	(275,269)		$ (795,613)
Other (expense) income:
Interest earned on marketable securities held in Trust Account				414,479	30,338	676,375		744,021
Change in fair value of convertible promissory note - related party					(850,000)
Change in fair value of warrant liability	$ (164,400)	$ (1,356,300)	$ 945,300	(616,500)	(8,877,600)	(411,000)	$ (575,400)	(1,479,600)
Other (expense) income, net					(9,697,262)	265,375
Net loss	$ (224,706)	$ (1,301,788)	$ 1,291,894	$ (378,919)	(11,284,061)	$ (9,894)	$ (234,600)	$ (1,531,192)
Earnings/Basic and Diluted Ordinary Shares	$ (0.07)	$ (0.40)	$ 0.21	$ (0.22)		$ (0.19)	$ (0.26)	$ (0.63)
Redeemable Ordinary Shares
Other (expense) income:
Interest earned on marketable securities held in Trust Account				$ 414,479	$ 30,338	$ 676,375		$ 744,021
Weighted average shares outstanding of ordinary shares				13,800,000	13,800,000	13,800,000		13,800,000
Earnings/Basic and Diluted Ordinary Shares				$ 0.03		$ 0.05		$ 0.05
Non-Redeemable Ordinary Shares
Other (expense) income:
Net loss				$ (378,919)	$ (11,284,061)	$ (9,894)		$ (1,531,192)
Weighted average shares outstanding of ordinary shares				3,600,000	3,600,000	3,600,000		3,600,000
Earnings/Basic and Diluted Ordinary Shares				$ (0.22)	$ (3.14)	$ (0.19)		$ (0.63)